CONSOLIDATED BALANCE SHEETS (Parenthetical) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Statement of Financial Position [Abstract]
Investment Securities, Available-for-sale, Amortized Cost	$ 4,180,589	$ 3,330,029
Investment securities held-to-maturity, market value	$ 99,898	$ 136,698
Common Stock, No Par Value	$ 0	$ 0
Common Stock, Shares Authorized	160,000,000	160,000,000
Common Stock, Shares, Issued	104,281,794	104,281,794
Treasury Stock, Shares	10,132,554	6,259,865